Related party transactions and balances	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Related party transactions and balances
34.	Related party transactions and balances

Transactions and balances between the Group and related parties were as follows:

(1) Transactions with associates and joint ventures

	(Millions of yen)
	Associates			Joint ventures
	For the year ended March 31,			For the year ended March 31,
	2017	2018	2019	2017	2018	2019
Sales of goods / rendering of services	1,631	1,272	2,845	—	—	—
Goods purchased / services received	5,740	3,944	—	2,572	3,031	2,533

(2) Assets and liabilities of the Company in respect of associates and joint ventures

	(Millions of yen)

	Associates		Joint ventures
	As of March 31		As of March 31
	2018	2019	2018	2019
(Assets)
Trade receivables	176	744	—	—
Loan receivables	—	—	212	—

(Liabilities)
Trade payables	213	—	200	293

Note:

1.	Interest rates for the above-mentioned transactions are generally decided in a reasonable manner with reference to market interest rates.
2.	Loss allowances have not been recorded against the balances in the above table.

Compensation for key management personnel of the Group was as follows:

	(Millions of yen)

	For the year ended March 31
	2017	2018	2019
Short-term employee benefits	956	1,036	840
Share-based payment transactions	92	98	103

Total	1,048	1,134	943